Long-term Borrowings, Excluding Current Portion - Convertible note (Details) $ / shares in Units, ¥ in Thousands			12 Months Ended
	Aug. 08, 2018 CNY (¥) shares	Aug. 08, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Sep. 29, 2021 USD ($)	Aug. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 08, 2018 USD ($) $ / shares shares
Debt Instrument [Line Items]
Debt Instrument, Face Amount	¥ 1,195,478												$ 175,000,000
Debt Instrument, Interest Rate During Period	4.00%	4.00%
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 25.82
Proceeds from Debt, Net of Issuance Costs	¥ 1,195,478	$ 175,000,000
Payments of Debt Issuance Costs | $		300,000
Debt Issuance Costs, Net | ¥	1,833
Warrant	8,208												$ 1,201,000
Fair value of contingent put option | ¥	0						¥ 0
Fair value of common stock | $ / shares													26.78
Beneficial conversion feature	¥ 44,072	$ 6,451,000
Adjustments to Additional Paid in Capital, Warrant Issued | ¥							¥ 8,208
Convertible note (the "Original Note") and warrant
Debt Instrument [Line Items]
Debt Instrument, Face Amount			¥ 1,141,858		¥ 1,220,835						$ 175,000,000	$ 175,000,000	$ 1,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 26
Debt Instrument, Convertible, Conversion Ratio, per US$1,000	38.46	38.46
Internal rate of return	8.00%	8.00%
Net Income (Loss) Before Interest, Tax and Depreciation | $				$ 0		$ 0		$ 40,000,000
Repurchase Price Internal Rate of Return, Maximum							12.00%	12.00%
Debt Issuance Costs, Net			13,854		35,586						2,123,000	5,101,000
Debt Instrument, Convertible, Carrying Amount of Equity Component			¥ 1,128,004		1,185,249						$ 172,877,000	$ 169,899,000
Debt Instrument, Interest Rate, Effective Percentage			9.45%								9.45%
Interest Expense, Borrowings | ¥			¥ 117,149		¥ 111,032
Subsequent Event
Debt Instrument [Line Items]
Debt Instrument, Face Amount | $									$ 203,257,000	$ 175,000
American Depositary Shares
Debt Instrument [Line Items]
Class of Warrant or Right, Outstanding | shares	500,000												500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 18